Stock-based Compensation (Expense and Tax Benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock-based compensation expense	$ 90	$ 111	$ 113
Tax benefit recognized in income	21	29	28
Excess tax benefit recognized in income	13	13	5
Stock Option Awards [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock-based compensation expense	12	13	12
Employee Share Investment Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock-based compensation expense	40	36	37
Share Units Plan [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock-based compensation expense	38	55	58
Voluntary Incentive Deferral Plan (VIDP) [Member]
Employee Service Share-based Compensation, Aggregate Disclosures [Abstract]
Stock-based compensation expense	$ 0	$ 7	$ 6